Assets held for sale	12 Months Ended
Dec. 31, 2020
Assets held for sale
Assets held for sale

(13) Assets held for sale

As of December 31, 2020, 2019 and 2018, assets held for sale are as follows:

	December 31,
	2020	2019	2018
Buildings	$24,208	22,394	18,920
Land	29,563	29,563	27,310
Other	859	959	2,839
Total	$54,630	52,916	49,068

The Company recognized gains (losses) on sales of these assets of $510,  $2,311 and ($13) during 2020, 2019 and 2018, respectively.